Consolidated statements of changes in equity (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity		€ 12,117	€ 12,023	€ 13,453
Reserve of exchange differences on translation [member]
Equity	[1]	739	392	1,234
Associates [member] | Reserve of exchange differences on translation [member]
Equity		€ 45	€ 46	€ 40

[1]	Cumulative translation adjustments related to investments in associates were EUR 45 million at December 31,2018 (2017: EUR 46 million, 2016: EUR 40 million).